Document and Entity Information	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q3
Entity File Number	001-42039
Entity Registrant Name	Viking Holdings Ltd
Entity Central Index Key	0001745201
Entity Address, Address Line One	94 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM